CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Non-controlling Interests	Total
Balance at Dec. 31, 2015	$ 53	$ 938,922	$ (10,635)	$ (307,668)	$ 7,357	$ 628,029
Balance (in shares) at Dec. 31, 2015	212,177
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 2	3,981				3,983
Issuance of ordinary shares pursuant to stock plan (in shares)	5,899
Non-cash stock-based compensation		36,902				36,902
Sale (Purchase) of subsidiaries' shares to (from) non-controlling shareholders, net					(587)	(587)
Net income (loss)				108,027	(2,363)	105,664
Currency translation adjustments			(18,624)		(274)	(18,898)
Net change in other comprehensive loss from available-for-sale securities			2,265			2,265
Balance at Dec. 31, 2016	$ 55	979,805	(26,994)	(199,641)	4,133	757,358
Balance (in shares) at Dec. 31, 2016	218,076
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1	2,206				2,207
Issuance of ordinary shares pursuant to stock plan (in shares)	4,630
Non-cash stock-based compensation		48,037				48,037
Net income (loss)				352,590	(2,225)	350,365
Currency translation adjustments			37,523		299	37,822
Net change in other comprehensive loss from available-for-sale securities			(995)			(995)
Balance at Dec. 31, 2017	$ 56	1,030,048	9,534	152,949	2,207	$ 1,194,794
Balance (in shares) at Dec. 31, 2017	222,706					222,706
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1	777				$ 778
Issuance of ordinary shares pursuant to stock plan (in shares)	2,132
Non-cash stock-based compensation		41,011				41,011
Sale (Purchase) of subsidiaries' shares to (from) non-controlling shareholders, net					(196)	(196)
Net income (loss)				571,823	797	572,620
Currency translation adjustments			(60,144)		(129)	(60,273)
Balance at Dec. 31, 2018	$ 57	$ 1,071,836	(49,615)	723,181	$ 2,679	$ 1,748,138
Balance (in shares) at Dec. 31, 2018	224,838					224,838
Increase (Decrease) in Shareholders' Equity
Impact of adoption of new accounting guidance (Note 2) | Impact of adoption of new revenue guidance				(596)		$ (596)
Impact of adoption of new accounting guidance (Note 2) | Impact of adoption of new guidance for investments in equity securities			$ 995	$ (995)